Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 03, 2017
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 03, 2017
Document Effective Date	Jan. 03, 2017
Prospectus Date	Feb. 01, 2016
Gotham Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	GTRFX